787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 9, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock National Municipal Fund, a series of BlackRock Municipal Bond Fund, Inc.

(File No. 002-57354 and File No. 811-02688)

Ladies and Gentlemen:

On behalf of BlackRock Municipal Bond Fund, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated October 1, 2015, to the Prospectus dated October 28, 2014, for BlackRock National Municipal Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated October 1, 2015 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8037.

Very truly yours,

/s/ Stacey Ruiz
Stacey Ruiz

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC